Consolidated Statements of Changes in Shareholders' Deficit ¥ in Thousands, $ in Thousands	Common Stock [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Subscription Receivable From Shareholders [Member] CNY (¥)	AOCI Attributable to Parent [Member] CNY (¥)	Retained Earnings [Member] CNY (¥)	Parent [Member] CNY (¥)	Accumulated Defined Benefit Plans Adjustment, Net Gain (Loss) Attributable to Noncontrolling Interest [Member] CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Mar. 31, 2021	¥ 733	¥ 13,695,877		¥ 217,747	¥ (15,910,049)	¥ (1,995,692)	¥ (163)		¥ (1,995,855)
Common stock, shares outstanding at Mar. 31, 2021 | shares	1,112,431,559
Foreign currency translation adjustments				70,714		70,714			70,714
Net loss					(143,223)	(143,223)			(143,223)
Issuance of ordinary shares due to exercise of the share options	¥ 6	15,707				15,713			¥ 15,713
Issuance of ordinary shares due to exercise of the share options, shares | shares	7,432,870							6,826,300	6,826,300
Share-based compensation		26,534				26,534			¥ 26,534
Debt restructuring gain from equity holders of the Company (Note 11)		61,018				61,018			61,018
Contribution from a shareholder due to the Restructuring (Note 2.2)		8,000				8,000			8,000
Conversion of senior convertible preferred shares into Class A ordinary shares	¥ 43	446,973				447,016			447,016
Conversion of senior convertible preferred shares into Class A ordinary shares | shares	66,990,291
Balance at Mar. 31, 2022	¥ 782	14,254,109		288,461	(16,053,272)	(1,509,920)	(163)		(1,510,083)
Common stock, shares outstanding at Mar. 31, 2022 | shares	1,186,854,720
Foreign currency translation adjustments				(68,276)		(68,276)			(68,276)
Net loss					(137,157)	(137,157)	(12)		(137,169)
Issuance of ordinary shares due to exercise of the share options	¥ 2	41				43			¥ 43
Issuance of ordinary shares due to exercise of the share options, shares | shares	3,777,520							933,285	933,285
Share-based compensation		47,313				47,313			¥ 47,313
Deemed dividend to preferred shareholders due to triggering of a down round feature (Note 16)		755,635			(755,635)
Issuance of ordinary shares to 58.com Holdings Inc. and ClearVue UXin Holdings, Ltd. (“ClearVue”) (Note 11)	¥ 22	394,705				394,727			394,727
Issuance of ordinary shares to 58.com Holdings Inc. and ClearVue UXin Holdings, Ltd. ("ClearVue"), shares | shares	220,194,175
Balance at Mar. 31, 2023	¥ 806	15,451,803		220,185	(16,946,064)	(1,273,270)	(175)		(1,273,445)
Common stock, shares outstanding at Mar. 31, 2023 | shares	1,410,826,415
Foreign currency translation adjustments				4,905		4,905		$ 679	4,905
Net loss					(369,486)	(369,486)	(56)	$ (51,182)	(369,542)
Issuance of ordinary shares due to exercise of the share options	¥ 7	(3)				4			¥ 4
Issuance of ordinary shares due to exercise of the share options, shares | shares	9,765,729							6,880,590	6,880,590
Share-based compensation		47,095				47,095			¥ 47,095
Conversion of senior convertible preferred shares into Class A ordinary shares	¥ 38,993	1,369,688	(107,879)			1,300,802			1,300,802
Conversion of senior convertible preferred shares into Class A ordinary shares | shares	54,960,889,255
Deemed dividend to preferred shareholders due to triggering of a down round feature (Note 16)		2,060,254			(2,060,254)
Net loss attributable to redeemable non-controlling interests					(2,901)	(2,901)			(2,901)
Balance at Mar. 31, 2024	¥ 39,806	¥ 18,928,837	¥ (107,879)	¥ 225,090	¥ (19,378,705)	¥ (292,851)	¥ (231)	$ (40,592)	¥ (293,082)
Common stock, shares outstanding at Mar. 31, 2024 | shares	56,381,481,399